Consolidated statement of changes in equity - USD ($) $ in Thousands	Number of shares	Accumulated Deficit	Share-based compensation	Translation Reserve	Total
Balance at Dec. 31, 2019	$ 199,190	$ (186,638)	$ 8,090	$ (918)	$ 19,724
Balance (in Shares) at Dec. 31, 2019	70,528,525
Loss for the year		(28,662)			(28,662)
Other comprehensive income				(383)	(383)
Total comprehensive income for the year		(28,662)		(383)	(29,045)
Transactions with owners in their capacity as owners:
Issuance of shares as part of GPS acquisition	$ 14,186				14,186
Issuance of shares as part of GPS acquisition (in Shares)	20,162,924
Deduction of transaction costs	$ (311)				(311)
Share-based compensation costs			1,295		1,295
Balance at Dec. 31, 2020	$ 213,065	(215,300)	9,385	(1,301)	5,849
Balance (in Shares) at Dec. 31, 2020	90,691,449
Loss for the year		(29,002)			(29,002)
Other comprehensive income				264	264
Total comprehensive income for the year		(29,002)		264	(28,738)
Transactions with owners in their capacity as owners:
Issuance of shares as part of GPS acquisition	$ 75,339				75,339
Issuance of shares as part of GPS acquisition (in Shares)	65,277,777
Deduction of transaction costs	$ (6,773)				(6,773)
Share-based compensation costs			1,222		1,222
Balance at Dec. 31, 2021	$ 281,631	(244,302)	10,607	(1,037)	46,899
Balance (in Shares) at Dec. 31, 2021	155,969,226
Loss for the year		(44,044)			(44,044)
Other comprehensive income				593	593
Total comprehensive income for the year		(44,044)		593	(43,451)
Transactions with owners in their capacity as owners:
Issuance of shares as part of GPS acquisition	$ 5,000				5,000
Issuance of shares as part of GPS acquisition (in Shares)	6,911,710
Share-based compensation costs			867		867
Balance at Dec. 31, 2022	$ 286,631	$ (288,346)	$ 11,474	$ (444)	$ 9,315
Balance (in Shares) at Dec. 31, 2022	162,880,936